SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Accounting Policies [Line Items]
Cumulative foreign currency translation adjustment		$ 1,481	$ 2,317	$ (192)
Cash and cash equivalents, maturities			three months or less
Impairment of Cryptocurrencies		31,757		0
Impairment of goodwill				19,200
Impairment of intangible assets		56		26,909
Impairment of property and equipment		22,392		0
Impairment loss for right-of-use assets		387	$ 0	0
Impairment of long-term investments		0	4,787	1,372
Cost of mining pool services	$ 1,279,800
Cost of data center services		9,900
Server leasing and maintenance expenses		7,800	300	400
Lottery insurance expenses		900	700	1,400
Regulatory and compliance Fees		300	300	300
Depreciation fees		15,062	6,328	4,678
Amortization of intangible assets		5,293	$ 318	4,224
Income Tax Examination, Likelihood of Unfavorable Settlement			tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement
Changes in fair value of derivative instrument		3,696		0
Discontinued Operations [Member]
Summary Of Accounting Policies [Line Items]
Impairment of long-term investments		0	$ 0	1,869
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Depreciation fees		13,600
Amortization of intangible assets		5,200	200	4,100
Accrued Expenses and Other Current Liabilities [Member]
Summary Of Accounting Policies [Line Items]
Advance from customers balance	$ 744	744	726
Deferred revenue		640	753	1,190
Multi Group [Member]
Summary Of Accounting Policies [Line Items]
Impairment of goodwill		0	0	19,200
Impairment of intangible assets				$ 26,909
Impairment of property and equipment		22,392
Loto Interactive Limited
Summary Of Accounting Policies [Line Items]
Impairment of intangible assets		$ 56	$ 0